Business Combinations - Summary of Fair Values of Identifiable Net Assets (Details) - EUR (€) € in Thousands	Oct. 31, 2020	May 06, 2020	Jan. 06, 2020	Dec. 31, 2019
Lipocalyx GmbH
Assets
Goodwill				€ 896
Intangible assets				5,978
Property, plant and equipment				75
Inventories				139
Liabilities
Consideration transferred				7,088
Consideration
Cash paid			€ 6,500	6,516
Contingent consideration liability			€ 600	572
Total consideration				€ 7,088
BioNTech US Inc.
Assets
Goodwill		€ 56,573
Intangible assets		29,867
Property, plant and equipment		5,617
Right-of-use assets		6,896
Other assets non-current and current		2,704
Cash and cash equivalents		7,749
Total Assets		52,833
Liabilities
Trade payables		1,723
Other liabilities non-current and current		17,793
Total liabilities		19,516
Total identifiable net assets at fair value		33,317
Consideration transferred		89,890
Consideration
Shares issued, at fair value		89,548
Cash paid		342
Total consideration		€ 89,890
BioNTech Manufacturing Marburg GmbH
Assets
Property, plant and equipment	€ 79,828
Right-of-use assets	28,514
Inventories	2,466
Other assets non-current and current	4,343
Cash and cash equivalents	16,319
Total Assets	131,470
Liabilities
Provisions non-current and current	5,127
Trade payables	8,105
Other liabilities non-current and current	33,383
Total liabilities	46,615
Total identifiable net assets at fair value	84,855
Bargain purchase	(7,002)
Consideration transferred	77,853
Consideration
Cash paid	77,853
Total consideration	€ 77,853